Reorganization in 2011	12 Months Ended
Dec. 31, 2012
Reorganization in 2011
Reorganization in 2011

2.                            Reorganization in 2011

In order to address its liquidity needs, Satmex carried out a comprehensive recapitalization of the Company through various transactions pursuant to which the following actions were taken (which are referred to, collectively, as the “Recapitalization Transactions”):

On December 22, 2010, Nacional Financiera, S. N. C., Institución de Banca de Desarrollo, Dirección Fiduciaria, as trustee (the “NAFIN Trust”) and Deutsche Bank Mexico, S. A., Institución de Banca Múltiple, División Fiduciaria, as trustee (the “Deutsche Trust”) (collectively the “Sellers”), former shareholders of Satmex, entered into a Share Purchase Agreement (the “SPA”) with Holdsat Mexico, S. A. P. I. de C. V. (“Holdsat Mexico”), as buyer, for the acquisition of the 100% of the outstanding voting equity interests of Satmex. On March 10, 2011, Holdsat Mexico ceded and assigned a portion of its rights under the SPA to acquire all existing Series “B” and “N” shares of Satmex to Satmex International B.V. (“Investment Holdings BV”), which owns 49% of the common stock of Holdsat Mexico. Investment Holdings BV is beneficially and indirectly owned by holders of the previous Second Priority Secured Notes (the “Second Priority Old Notes”).

The assignment of these rights by Holdsat Mexico to Investment Holdings resulted in both entities forming a collective group of investors (the “Group of Investors” or the “Buyers”) to acquire control in Satmex upon the effectiveness of the SPA, which occurred after the fulfillment of the following transactions:

•                                Payment by the Buyers of $6,250 to the Sellers for 100% of the outstanding common stock of Satmex, which occurred on May 26, 2011;

•                                The offering and sale of new Senior Secured Notes (“Senior Secured Notes”), due 2017, for $325,000, which were initially offered on May 5, 2011 to qualified institutional buyers under Rule 144A of the Securities Act and to persons outside of the U.S. in compliance with Regulation S of the Securities Act. The Senior Secured Notes were subsequently exchanged for new exchange notes, due 2017, for a like principal amount, registered with the U.S. Securities and Exchange Commission (the “SEC”), effective September 26, 2011. The proceeds received from the Senior Secured Notes were used to repay the First Priority Senior Secured Notes due 2011 (the “First Priority Old Notes”) on May 26, 2011; and

The voluntary filing by Satmex, Alterna’TV Corporation and Alterna’TV International Corporation for protection under Chapter 11 of the U.S. Bankruptcy Code and confirmation of a prepackaged plan of reorganization filed in the United States Bankruptcy Court (the “Plan”), which such confirmation occurred on May 11, 2011. Consummation of the Plan occurred on May 26, 2011 (the “Plan Effective Date”). The Plan contemplated the following transactions:

•                               The conversion of the Second Priority Old Notes, which were to mature in 2013, into direct or indirect equity interests representing 7.146% of the economic interests in the emerging entity (“Reorganized Satmex”) (the “Conversion Rights”, subject to dilution by any equity issued under any management incentive plan, as determined, adopted and approved by the Board of Directors of Reorganized Satmex on the Plan Effective Date, and any future issuance of equity, including certain primary rights and follow-on rights (the “Primary Rights” and the “Follow-On Rights”, respectively) of the holders of the Second Priority Old Notes as discussed below). In lieu of the Conversion Rights, the Primary Rights and the Follow-On Rights, holders of the Second Priority Old Notes could have elected to receive a cash payment of 38 cents per U.S. dollar in principal amount of the Second Priority Old Notes (including accrued and paid-in kind interest). All interested holders of Second Priority Old Notes elected the Conversion Rights, which such conversion occurred on May 26, 2011;

•                               The offering of the Primary Rights to holders of the Second Priority Old Notes, which comprised the rights to purchase direct or indirect equity interests representing up to 85.753% of the economic interests in Reorganized Satmex for up to $96,250 (subject to dilution by any equity issued under any management incentive plan, as determined, adopted and approved by the Board of Directors of Reorganized Satmex on the Plan Effective Date, and any future issuance of equity, including the Follow-On Rights, as discussed below).

The Primary Rights were exercised for $90,000, effective on May 26, 2011, representing 83.254% of the outstanding capital of Reorganized Satmex. Eligible holders of the Second Priority Old Notes also had the right to the Follow-On Rights, comprising the right to invest in their pro rata share of a follow-on issuance of equity securities in an aggregate amount of up to $40,000; this option has expired unexercised;

•                               Aside from holders of the First Priority Old Notes and the Second Priority Old Notes which received the treatment described above, all holders of allowed claims against the debtors, including employees, trade creditors and other priority and non-priority creditors, were paid in the ordinary course during the resolution of the bankruptcy or in full on, or shortly after, the Plan Effective Date.

Paid-in capital of Reorganized Satmex as a result of the SPA and the Plan is presented in Note 12 to the accompanying consolidated financial statements.

New Basis of Accounting (Push-down accounting)

The SPA became legally effective on May 26, 2011, and resulted in a change in control among the Sellers and the Group of Investors. Given these facts and as a result of becoming substantially wholly-owned by the Group of Investors, Satmex applied push-down accounting in its consolidated financial statements to reflect its acquisition by the Group of Investors. The acquisition method of accounting was applied, resulting in a new basis of accounting for the “successor period” beginning on May 26, 2011 (the “Acquisition Date”).

As a result, the Company recognized and measured, at their fair values, the identifiable assets acquired, liabilities assumed and the related noncontrolling interests. In order to determine fair values, Satmex considered the following generally accepted valuation approaches: the cost approach, the income approach and the market approach. Significant assumptions used in the determination of fair values include cash flow projections and related discount rates, industry indices, market prices regarding replacement cost and comparable market transactions. While Satmex believes that the estimates and assumptions underlying the valuation methodologies were reasonable, different assumptions could have resulted in different fair values.

a.                            The total estimated consideration transferred, at fair value, for the acquisition of 100% of Satmex’s common stock was as follows:

Consideration at fair value:	As of May 26, 2011

Cash paid	$1,000
Executive bonuses	6,303
Cash consideration paid upon completion of the share purchase agreement	5,250
Rights offering	90,000
Capitalization of Second Priority Old Notes	78,618

Fair value of total consideration transferred	$181,171

b.                            Supplementary Pro Forma Information (Unaudited)

The following table presents the revenues and earnings (net loss) of Satmex as if the acquisition had occurred as of January 1, 2011:

	Revenues	Net loss
	Unaudited
Actual from May 26, 2011 to December 31, 2011 (Successor Registrant)	74,710	(18,882)

Supplemental pro forma from January 1, 2011 to December 31, 2011	128,010	(12,027)

Supplemental pro forma from January 1, 2010 to December 31, 2010	127,779	31,326

Supplemental pro forma from January 1, 2011 to December 31, 2011 was adjusted to exclude $28,766, of recapitalization transaction expenses incurred in such period, as they are considered non-recurring charges.

Supplemental pro forma from January 1, 20110 to December 31, 2010 was adjusted to exclude $16,443, of recapitalization transaction expenses incurred in such period, as they are considered non-recurring charges.

Acquisition-related costs were $47,013, of which $18,247 represent the cost of issuing the Senior Secured Notes, which was capitalized within other assets (see Note 4i) on May 5, 2011 (date of issuance of the Senior Secured Notes) and $28,766 were included in the Predecessor statement of operations within recapitalization transactions expenses.

c.                             The following table summarizes the recognized amounts of identifiable assets, assumed liabilities and non-controlling interest, pushed-down and reflected in Satmex’s financial information as of the Acquisition Date:

Recognized amounts of identifiable assets acquired and liabilities assumed:	As of May 26, 2011

Satellite and equipment	$344,000
Intangible assets	88,168
Concessions	45,672
Deferred financing cost	18,247
Financial assets, net of financial liabilities	67,623
Deferred income taxes	(10,372)
Deferred revenue	(35,956)
First Priority Old Notes	(238,237)
Total identifiable net assets	279,145

Non-controlling interest (1)	(3,486)
Bargain purchase	(94,488)

$181,171

All assets and liabilities acquired have been measured at fair value.

(1)                      The fair value of the noncontrolling interest in Enlaces, a private entity, was estimated by applying the income approach. This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Key assumptions include a discount rate of 12.30%, a terminal value based on terminal earnings before interest, taxes, depreciation, and amortization, and financial multiples of entities deemed to be similar to Enlaces between 5x and 6x.

As a result of the acquisition, the Company recorded a bargain purchase of $94,488, representing the amount of the fair value of the net assets acquired in excess of the purchase price. The bargain purchase gain represented the purchase of Satmex by the Group of Investors at less than fair value of Satmex’s net assets and stemmed from the restructuring of Satmex. At the end of 2010, the existing debt of Satmex was set to mature within the following twelve months; additionally, Satmex required additional financing for its future satellites. Its current stockholder at that time did not actively administer or operate Satmex and had not provided further financing for Satmex to carry out its plans with respect to future operations. Accordingly, Satmex decided to carry out a restructuring, which included the entrance of new active investors, willing and able to contribute the financing necessary for Satmex to continue with its future operating plans, and thus, purchase Satmex from the Sellers at a bargain purchase.

As the bargain purchase gain did not result from the operations of Satmex, it was recognized as part of Reorganized Satmex’s common stock rather than within its consolidated statement of operations.